Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s net assets at fair value as of December 31, 2025 and 2024.

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$—	$765,091,992	$—	$765,091,992
Interest Bearing Deposits	89,165,972	—	—	89,165,972
Popular, Inc. Common Stock	128,349,364	—	—	128,349,364
Total assets at fair value	$217,515,336	$765,091,992	$—	$982,607,328

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$—	$634,969,323	$—	$634,969,323
Interest Bearing Deposits	81,461,279	—	—	81,461,279
Popular, Inc. Common Stock	98,933,973	—	—	98,933,973
Total assets at fair value	$180,395,252	$634,969,323	$—	$815,364,575